Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,029,104	¥ 7,097,938	¥ 2,997,212	¥ 10,915,282
Prepayments and other assets	377,390	2,602,927	3,266,523
Total current assets	1,998,729	13,785,635	11,524,117
Total non-current assets	4,677,654	32,262,714	30,948,048
Total assets	6,676,383	46,048,349	42,472,165
Current liabilities:
Convertible senior notes	1,204,177	8,305,447	0
Total current liabilities	4,078,469	28,130,018	22,476,470
Non-current liabilities:
Convertible senior notes	2,591,447	17,873,726	12,652,172
Other non-current liabilities	202,295	1,395,269	260,931
Total non-current liabilities	1,678,202	11,574,892	14,322,582
Total liabilities	5,756,671	39,704,910	36,799,052
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	7,377,731	50,885,688	49,642,014
Accumulated deficit	(6,741,706)	(46,498,897)	(47,163,773)
Accumulated other comprehensive income	270,175	1,863,454	2,709,002
Total liabilities, mezzanine equity and shareholders’ equity	6,676,383	46,048,349	42,472,165
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	28	194	173
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	28	193	183
iQIYI, INC
Current assets:
Cash and cash equivalents	628,511	4,334,968	1,615,953
Prepayments and other assets	3,009	20,751	12,350
Amounts due from entities within the Group	2,888,918	19,925,446	16,285,294
Total current assets	3,520,438	24,281,165	17,913,597
Total non-current assets	0	0	0
Total assets	3,520,438	24,281,165	17,913,597
Current liabilities:
Convertible senior notes	1,204,177	8,305,447	0
Accrued expenses and other liabilities	22,735	156,807	70,823
Total current liabilities	1,226,912	8,462,254	70,823
Non-current liabilities:
Convertible senior notes	1,387,270	9,568,279	12,652,172
Other non-current liabilities	0	0	3,003
Total non-current liabilities	1,387,270	9,568,279	12,655,175
Total liabilities	2,614,182	18,030,533	12,725,998
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	7,377,731	50,885,688	49,642,014
Accumulated deficit	(6,741,706)	(46,498,897)	(47,163,773)
Accumulated other comprehensive income	270,175	1,863,454	2,709,002
Total shareholders’ equity	906,256	6,250,632	5,187,599
Total liabilities, mezzanine equity and shareholders’ equity	3,520,438	24,281,165	17,913,597
iQIYI, INC | Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	28	194	173
iQIYI, INC | Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	$ 28	¥ 193	¥ 183